UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         21st Floor
         New York, New York  10022

13F File Number:  028-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Travers
Title:     Chief Compliance Officer
Phone:     212-847-3549

Signature, Place, and Date of Signing:

 George Travers     New York, NY     May 13, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $848,747 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC                      COM              013817101    10332   585055 SH       SOLE                   585055        0        0
AVNET INC                      COM              053807103    10429   305937 SH       SOLE                   305937        0        0
CACI INTL INC                  CL A             127190304     8819   143813 SH       SOLE                   143813        0        0
CAPITAL ONE FINL CORP          COM              14040H105    10531   202680 SH       SOLE                   202680        0        0
CEDAR FAIR L P                 DEPOSITRY UNIT   150185106     1173    61095 SH       SOLE                    61095        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    28079   554595 SH       SOLE                   554595        0        0
CHEMTURA CORP                  COM NEW          163893209    10244   595580 SH       SOLE                   595580        0        0
DANA HLDG CORP                 COM              235825205     5604   322270 SH       SOLE                   322270        0        0
DILLARDS INC                   CL A             254067101     5398   134555 SH       SOLE                   134555        0        0
DORAL FINL CORP                COM NEW          25811P886     1466  1332701 SH       SOLE                  1332701        0        0
GANNETT INC                    COM              364730101    41772  2742736 SH       SOLE                  2742736        0        0
ISHARES TR                     PUT              464287954   151900  3500000 SH  PUT  SOLE                  3500000        0        0
ISHARES TR                     PUT              464287955   404875  5469800 SH  PUT  SOLE                  5469800        0        0
KKR & CO L P DEL               COM UNITS        48248M102     7746   472000 SH       SOLE                   472000        0        0
KROGER CO                      COM              501044101     7065   294757 SH       SOLE                   294757        0        0
LIFEPOINT HOSPITALS INC        COM              53219L109    12127   301690 SH       SOLE                   301690        0        0
MACYS INC                      COM              55616P104    10037   413710 SH       SOLE                   413710        0        0
PACKAGING CORP AMER            COM              695156109     7196   249079 SH       SOLE                   249079        0        0
POPULAR INC                    COM              733174106    13611  4661260 SH       SOLE                  4661260        0        0
ROWAN COS INC                  COM              779382100    12091   273673 SH       SOLE                   273673        0        0
SAFEWAY INC                    COM NEW          786514208    10283   436825 SH       SOLE                   436825        0        0
SPDR S&P 500 ETF TR            PUT              78462F953    43700   950000 SH  PUT  SOLE                   950000        0        0
VIACOM INC NEW                 CL B             92553P201    13454   289200 SH       SOLE                   289200        0        0
WHITING PETE CORP NEW          COM              966387102    20815   283385 SH       SOLE                   283385        0        0